Other Charges (Recoveries) - Schedule of Charges (Recoveries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Restructuring charges	$ 10.5	$ 25.8	$ 37.9
Losses on post-employment benefit plan	0.0	0.0	4.1
Credit Facility-related charges	3.0	0.0	2.0
Acquisition Costs and Other	(4.4)	(2.3)	1.9
Other expense	$ 10.3	$ 23.5	$ (49.9)